Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0000751364
Registrant Name	NNN REIT, INC.
Registration File Number	333-297995
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES